Segmented Information - Summary of Revenues and Expenses by Operating Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Operating Segments [Line Items]
Revenues	$ 540	$ 762	$ 1,643	$ 3,026
Expenses
Cost of sales and other production expenses	458	592	1,142	1,722
Manufacturing and purchase cost of product candidates used for R&D activities	7,475	11,764	16,209	20,981
R&D - Other expenses	8,322	10,525	16,573	18,779
Administration, selling and marketing expenses	9,851	18,045	20,523	25,140
Segment loss	(25,566)	(40,164)	(52,804)	(63,596)
Loss (gain) on foreign exchange	539	256	(593)	(1,520)
Finance costs	1,852	3,348	3,482	10,497
Loss (gain) on extinguishments of liabilities		92,294	(79)	92,374
Change in fair value of financial instruments measured at fair value through profit or loss		(1,369)		(1,140)
Net income (loss) from continuing operations before taxes	(27,957)	(134,693)	(55,614)	(163,807)
Net loss from continuing operations before taxes	(27,957)	(134,693)	(55,614)	(163,807)
Other information
Depreciation and amortization	2,443	2,170	4,072	4,290
Share-based payment expense	2,424	14,725	4,801	16,190
Operating Segments | Small Molecule Therapeutics
Disclosure Of Operating Segments [Line Items]
Revenues		2		33
Expenses
Manufacturing and purchase cost of product candidates used for R&D activities	10	20	42	20
R&D - Other expenses	3,494	3,853	6,987	6,558
Administration, selling and marketing expenses	888	1,608	1,604	2,259
Segment loss	(4,392)	(5,479)	(8,633)	(8,804)
Other information
Depreciation and amortization	235	186	463	363
Share-based payment expense	414	3,390	972	3,787
Operating Segments | Plasma Derived Therapeutics
Disclosure Of Operating Segments [Line Items]
Revenues	505	725	1,406	2,930
Expenses
Cost of sales and other production expenses	458	533	1,104	1,663
Manufacturing and purchase cost of product candidates used for R&D activities	7,465	11,888	16,167	21,122
R&D - Other expenses	4,778	6,631	9,510	12,113
Administration, selling and marketing expenses	1,651	2,056	3,734	4,026
Segment loss	(13,847)	(20,383)	(29,109)	(35,994)
Other information
Depreciation and amortization	2,034	1,824	3,267	3,623
Share-based payment expense	183	3,119	187	3,470
Reconciliation to Statement of Operations
Disclosure Of Operating Segments [Line Items]
Revenues	35	35	237	63
Expenses
Cost of sales and other production expenses		59	38	59
Manufacturing and purchase cost of product candidates used for R&D activities		(144)		(161)
R&D - Other expenses	50	41	76	108
Administration, selling and marketing expenses	7,312	14,381	15,185	18,855
Segment loss	(7,327)	(14,302)	(15,062)	(18,798)
Other information
Depreciation and amortization	174	160	342	304
Share-based payment expense	$ 1,827	$ 8,216	$ 3,642	$ 8,933